First Trust Consumer Discretionary AlphaDEX Fund Performance Management - First Trust Consumer Discretionary AlphaDEX Fund	Jul. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Annual Total Return
Performance Narrative [Text Block]	The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value compared to those of the Index, three market indices and a broad-based securities market index. The Fund’s performance information is accessible on the Fund’s website at http://www.ftportfolios.com.With respect to the Russell 1000® Consumer Discretionary Index (formerly the Russell 1000® Consumer Discretionary and Services Index), on or about September 18, 2008, Russell Investment Group (“Russell”) began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the Russell Global Sectors (the “RGS”). The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for the Russell 1000® Consumer Discretionary Index for the “Since Inception” period set forth in the table because performance data does not exist using solely the U.S. sector scheme or alternatively, using solely the RGS.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value compared to those of the Index, three market indices and a broad-based securities market index.
Bar Chart [Heading]	First Trust Consumer Discretionary AlphaDEX® Fund <br/>Calendar Year Total Returns as of 12/31 (1)
Bar Chart Footnotes [Text Block]	(1)The Fund's calendar year-to-date total return based on net asset value for the period 12/31/24 to 09/30/25 was 6.20%.
Bar Chart Closing [Text Block]	During the periods shown in the chart above:ReturnPeriod EndedBest Quarter38.85%June 30, 2020Worst Quarter-40.28%March 31, 2020Year-to-Date6.20%September 30, 2025
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for an index do not include expenses, which are deducted from Fund returns, or taxes.
Performance Availability Website Address [Text]	http://www.ftportfolios.com
First Trust Consumer Discretionary AlphaDEX Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-Date
Bar Chart, Year to Date Return	6.20%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	38.85%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(40.28%)
Lowest Quarterly Return, Date	Mar. 31, 2020